Income taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Line Items]
Disclosure Of Income Tax Explanatory
Note 8
Income taxes
Income taxes
For the year ended
USD m 31.12.25 31.12.24 31.12.23
Tax expense / (benefit)
Swiss
Current 527 567 810
Deferred 32 (106) 39
Total Swiss 559 461 849
Non-Swiss
Current 710 1,439 618
Deferred (735) (1,000) (262)
Total non-Swiss (25) 439 356
Total income tax expense / (benefit) recognized in the income statement 534 900 1,206
Income tax recognized in the income statement
The Swiss current tax expenses related to taxable profits of UBS Switzerland AG and other Swiss entities.
The non-Swiss current tax
expenses included USD
145
m that related to
US corporate alternative minimum tax,
with an
equivalent deferred
tax benefit
for deferred
tax assets
(DTAs) recognized
in respect
of tax
credits carried
forward, and
USD 565 m in respect of other taxable profits of non-Swiss subsidiaries and branches.
The
net
non-Swiss
deferred
tax
benefit
included
USD
145
m
related
to
the
aforementioned
deferred
tax
benefit,
USD 747
m in
respect of
a net
upward revaluation
of DTAs,
USD
215
m in
respect of
an increase
in DTAs
that resulted
from an increase in the expected value of future tax deductions for deferred compensation awards due to an increase in
the Group’s
share price
during the
year and
USD
118
m in
respect of
an increase
in DTA
recognition for
UBS AG’s US
branch. These benefits were partly offset by an expense of USD 490 m that primarily related to the amortization of DTAs previously recognized in relation to tax losses carried forward and deductible temporary differences.
Income tax expense / (benefit)
For the year ended
USD m 31.12.25 31.12.24 31.12.23
Operating profit / (loss) before tax 4,101 2,433 4,521
of which: Swiss 1,352 221 3,174
of which: non-Swiss 2,749 2,212 1,347
Income taxes at Swiss tax rate of 18.5 % for 2025, 18.5 % for 2024 and 18.5 % for 2023 759 450 836
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate 17 (66) (43)
Tax effects of losses not recognized 277 358 71
Previously unrecognized tax losses now utilized (152) (454) (401)
Non-taxable and lower-taxed income (147) (232) (165)
Non-deductible expenses and additional taxable income 1,101 1,379 1,017
Adjustments related to prior years, current tax (109) (35) (15)
Adjustments related to prior years, deferred tax (10) (27) 10
Change in deferred tax recognition (1,303) (608) (273)
Adjustments to deferred tax balances arising from changes in tax rates 12 6 0
Other items 91 128 169
Income tax expense / (benefit)
534 900 1,206
The components
of operating
profit before tax,
and the
differences between income
tax expense
reflected in the
financial
statements and the amounts calculated at the Swiss tax rate, are provided in the table above and explained below.
Component Description
Non-Swiss tax rates
differing from the
Swiss tax rate
To the extent that UBS AG profits
or losses arise outside Switzerland, the applicable local tax rate may differ from the
Swiss tax rate. This item reflects, for such profits, an adjustment from the tax expense that would arise at the Swiss tax rate to the tax expense that would arise at the applicable local tax rate. Similarly, it reflects, for such losses, an adjustment from the tax benefit that would arise at the Swiss tax rate to the tax benefit that would arise at the applicable local tax rate.
Tax effects of losses
not recognized
This item relates to tax losses of entities arising in the year that are not recognized as DTAs and where no tax benefit arises
in relation to those losses. Therefore, the tax benefit calculated by applying the local tax rate to those losses as described above is reversed.
Previously
unrecognized tax losses
now utilized
This item relates to taxable profits of the year that are offset by tax losses of previous years for which no DTAs were
previously recorded. Consequently,
no current tax or deferred tax expense arises in relation to those taxable profits and the tax expense calculated by applying the local tax rate on those profits is reversed.
Non-taxable and lower-
taxed income
This item relates to tax deductions for the year in respect of permanent differences. These include deductions in respect of profits that are either not taxable or are taxable at a lower rate of tax than the local tax rate. They also include deductions made for tax purposes, which are not reflected in the accounts.
Non-deductible
expenses and
additional taxable
income
This item relates to additional taxable income for the year in respect of permanent differences. These include income that is recognized for tax purposes by an entity but is not included in its profit that is reported in the financial statements, as well as expenses for the year that are non-deductible (e.g. client entertainment costs are not deductible in certain locations).
Adjustments related to
prior years, current tax
This item relates to adjustments to current tax expense for prior years (e.g. if the tax payable for a year is agreed with the tax authorities in an amount that differs from the amount previously reflected in the financial statements).
Adjustments related to
prior years, deferred
tax
This item relates to adjustments to deferred tax positions recognized in prior years (e.g. if a tax loss for a year is fully recognized and the amount of the tax loss agreed with the tax authorities is expected to differ from the amount previously recognized as DTAs in the accounts).
Change in deferred tax
recognition
This item relates to changes in DTAs, including changes in DTAs previously recognized resulting from reassessments of
expected future taxable profits. It also includes changes in temporary differences in the year, for which deferred tax is not
recognized.
Adjustments to
deferred tax balances
arising from changes in
tax rates
This item relates to remeasurements of DTAs and liabilities recognized due to changes in tax rates. These have the effect
of changing the future tax saving that is expected from tax losses or deductible tax differences and therefore the amount of DTAs recognized or,
alternatively, changing the tax cost of additional taxable income from taxable temporary differences and therefore the deferred tax liability.
Other items Other items include other differences between profits or losses at the local tax rate and the actual local tax expense or benefit, including movements in provisions for uncertain positions in relation to the current year and other items.
Income tax recognized directly in equity
A net tax
expense of USD
337
m was recognized
in
Other comprehensive income
(2024: net tax
expense of USD
40 m)
and a net tax benefit of USD 160 m was recognized in Share premium
(2024: net tax benefit of USD
18 m).
Deferred tax assets and liabilities
UBS AG has
gross
DTAs,
valuation allowances
and recognized
DTAs
related
to tax
loss carry-forwards
and deductible
temporary differences, as well as
deferred tax liabilities in
respect of taxable temporary differences, as
shown in the table
below. The
valuation allowances reflect
DTAs
that were not
recognized because, as
of the last
remeasurement period,
management did
not consider
it probable
that there
would be
sufficient
future taxable
profits available
to utilize
the
related tax loss carry-forwards and deductible temporary differences.
The recognition of DTAs
is supported by forecasts of taxable profits for the entities concerned. In addition, tax planning opportunities are available
that would result
in additional future
taxable income and
these would be
utilized, if necessary.
Deferred tax liabilities are
recognized in respect of
investments in subsidiaries, branches and associates,
and interests in
joint arrangements,
except to
the extent
that UBS AG
can control
the timing
of the
reversal of
the associated
taxable
temporary difference,
and it is probable
that such will
not reverse in the
foreseeable future. However, as of 31 December
2025, this exception was not considered to apply to any taxable temporary differences.
Deferred tax assets and liabilities
USD m 31.12.25 31.12.24
Deferred tax assets
1
Gross
Valuation
allowance Recognized Gross
Valuation
allowance Recognized
Tax loss carry-forwards 20,172 (17,655) 2,518 19,871 (17,594) 2,277
Unused tax credits 808 0 808 675 0 675
Temporary differences 9,915 (2,156) 7,759 10,123 (2,594) 7,529 of which: related to real estate costs capitalized for US tax purposes 2,907 0 2,907 2,971 0 2,971 of which: related to compensation and benefits 2,140 (250) 1,891 1,920 (503) 1,417 of which: related to cash flow hedges 284 1 284 607 0 607
of which: other 4,584 (1,907) 2,677 4,625 (2,090) 2,535
Total deferred tax assets 30,895 (19,810) 11,085
2
30,669 (20,188) 10,481
2
of which: related to the US 9,948 9,174
of which: related to other locations 1,137 1,307
Deferred tax liabilities
Total deferred tax liabilities 351 283
1 After offset of DTLs, as applicable.
2 As of 31 December 2025, UBS AG recognized DTAs of USD
558 m (31 December 2024: USD 777 m) in respect of entities that incurred losses in either 2025 or 2024.
In general, US federal tax losses incurred prior to 31 December 2017 can be carried forward for 20 years. US federal tax losses incurred after
that date can
be carried forward
indefinitely, although the
utilization of such
losses is limited
to 80%
of the
entity’s future
year taxable
profits. UK tax
losses can
also be
carried forward indefinitely;
they can
shelter up to
either 25% or 50% of future
year taxable profits, depending on when the
tax losses arose. The amounts of
US tax loss
carry-forwards that are
included in the
table below are
based on their
amount for federal
tax purposes rather
than for
state and local tax purposes.
Unrecognized tax loss carry-forwards
USD m 31.12.25 31.12.24
Within 1 year 352 387
From 2 to 5 years 8,239 9,491
From 6 to 10 years 3,224 3,127
From 11 to 20 years 3,007 3,760
No expiry 47,588 50,770
Total 62,410 67,535
of which: related to the US
1
16,932 19,213
of which: related to the UK 39,640 38,293
of which: related to other locations 5,838 10,029
1 Related to UBS AG’s US branch.
Pillar Two top-up taxes under Global Anti-Base Erosion rules
Certain
countries
in
which
UBS
AG
operates
have
enacted
legislation
implementing
the
Pillar
Two
Global
Anti-Base
Erosion rules published by the Organisation for
Economic Co-operation and Development that introduced
domestic top-
up taxes
that applied
to UBS
AG entities
during 2025,
including Switzerland,
which introduced
non-domestic top-up
taxes with effect from 1 January 2025, that applies to UBS AG’s worldwide entities.
The exception that was introduced by
the amendments to IAS 12, Income
Taxes, issued in May 2023, has
been applied
for
the
purposes
of
these
financial
statements,
which
requires
that
deferred
tax
assets
and
deferred
tax
liabilities
be
neither recognized nor disclosed in respect of such top-up taxes.
UBS AG’s profits
are primarily
generated in
countries that
have effective tax
rates of
15% or
more and,
as a
result, its
current tax expenses for 2025 that related to top-up taxes were only USD 8 m.